Leases_Details of lease payments that are not included in the measurement of lease liabilities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure of quantitative information about leases for lessee [Abstract]
Lease payments for short-term leases	₩ 1,964
Lease payments for which the underlying asset is of low value	332
Total	₩ 2,296